Shareholders Equity - Additional Information (Details)	Jan. 19, 2023 shares	Jul. 19, 2022 Shareholder	Jun. 30, 2023 $ / shares shares	Dec. 28, 2022 $ / shares shares	Jul. 18, 2022 shares	Jun. 30, 2022 $ / shares shares
Class of Stock [Line Items]
Ordinary stock, shares, issued			126,799,854			121,432,144
Ordinary shares authorized				500,000,000
Ordinary Stock, Par value | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Shares granted	5,071,886
Hop2it | Share Swap Agreement
Class of Stock [Line Items]
Ownership percentage		52.00%
Number of shareholders | Shareholder		2
Gregory | Share Swap Agreement
Class of Stock [Line Items]
Percentage of shares held after exchange		3.20%
Gregory | Hop2it | Share Swap Agreement
Class of Stock [Line Items]
Percentage of shares transferred in exchange		42.00%
Ownership percentage		38.00%
Arun | Share Swap Agreement
Class of Stock [Line Items]
Percentage of shares held after exchange		0.80%
Arun | Hop2it | Share Swap Agreement
Class of Stock [Line Items]
Percentage of shares held after exchange		10.00%
Ownership percentage		10.00%
Prime Number Acquisition I Corp.
Class of Stock [Line Items]
Ordinary stock, shares, issued				126,799,854
3DOM Alliance Inc.
Class of Stock [Line Items]
Ordinary stock, shares, issued					295,824